<DOCUMENT-COUNT>      1
<SROS>                NONE
<CONFIRMING-COPY>
<NOTIFY-INTERNET>     mhansen@ziegler.com
<PERIOD>              12/31/2001

                            FORM N-SAR
                        SEMI-ANNUAL REPORT
               FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               /    /    (a)
     or fiscal year ending:             12   / 31 /01 (b)

Is this an amendment to a previous filing? (Y/N):                Y

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    American Tax-Exempt Bond Trust, Series 1

     B.   File Number:   811-2457

     C.   Telephone Number:   (262) 334-5521

2.   A.   Street:   215 North Main Street

     B.   City:     West Bend C.   State:    WI   D.   Zip Code: 53095

     E.   Foreign Country                         Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)            N

4.   Is this the last filing on this form by Registrant? (Y/N)             N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
     (If answer is "Y" (Yes), complete only items 111 through 132.)

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933           4



                              Number of Total Assets   Total Income
                              Series       ($000's          Distributions
                              Investing   omitted)          ($000's omitted)

C.   State and municipal tax-free      4              3,477            247

K.   Other securities (Cash)           4              139              -0-

L.   Total assets of all series of
       series of Registrant                       $ 3,616

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                           $14

SIGNATURE MARY HANSEN
TITLE COMPLIANCE ADMINISTRATOR